Schedule of valuation allowance (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Leases
Federal statutory rate			$ (2,034)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		21.00%	21.00%
State income taxes, net of federal benefit			$ 2
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent
Nondeductible items			$ 2
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent
Bargain purchase			$ (275)
[custom:EffectiveIncomeTaxRateReconciliationAtBargainPurchaseIncomeTaxRate]			2.80%
Change in valuation allowance			$ 2,307
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			25.00%
Other			$ (2)
[custom:EffectiveIncomeTaxRateReconciliationAtOtherIncomeTaxRate]
Income tax expense	$ 4
[custom:EffectiveIncomeTaxRateContinuingOperation]